Note 6 - Accrued Liabilities	12 Months Ended
Dec. 31, 2013
Other Liabilities and Financial Instruments Subject to Mandatory Redemption [Abstract]
Other Liabilities Disclosure [Text Block]

6.     Accrued Liabilities

Accrued liabilities at December 31, 2013 and 2012 are as follows:

	December 31,
	2013	2012

Payroll and related taxes	$137,389	$108,931
Professional fees	112,228	142,856
Directors fees under the ICP	2,850,199	19,500
Other	146,587	6,695
Total	$3,246,403	$277,982